Contents of Significant Accounts - Summary of Balances of Contract Assets and Contract Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Jan. 01, 2021 TWD ($)
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ 373,318		$ 319,621	$ 257,841
Contract liabilities, current	3,546,815	$ 115,419	3,441,754	2,040,989
Contract liabilities, non-current	438,188	$ 14,259	641,386	456,480
Contract liabilities	3,985,003		4,083,140	2,497,469
Sales of Goods and Services [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	766,691		677,326	625,222
Contract liabilities	3,985,003		4,083,140	2,497,469
Loss allowance [member]
Disclosure of balances of contract assets and contract liabilities [line items]
Contract assets, current	$ (393,373)		$ (357,705)	$ (367,381)